T. ROWE PRICE Retirement 2040 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 10 .6%
T. Rowe Price Funds:
New Income Fund  1,027,444 161,803 16,517 148,370,049 1,185,477
U.S. Treasury Long-Term Index
Fund  435,948 13,367 16,489 61,986,430 438,244
International Bond Fund (USD
Hedged)  423,749 14,277 8,137 50,244,942 429,594
Dynamic Global Bond Fund  236,875 16,612 4,992 31,859,219 247,865
Emerging Markets Bond Fund  137,982 2,763 4,486 14,930,115 141,985
High Yield Fund  133,079 2,809 4,234 22,250,341 133,725
Limited Duration Inflation Focused
Bond Fund  117,129 4,869 2,566 25,184,470 121,641
Floating Rate Fund  37,957 850 1,272 4,060,249 37,598
Total Bond Funds (Cost $ 2,934,346 ) 2,736,129
EQUITY FUNDS 88 .5%
T. Rowe Price Funds:
Value Fund  3,464,256 5,892 80,110 72,518,887 3,551,250
Growth Stock Fund  3,311,630 1,723 120,992 29,413,544 3,469,916
U.S. Large-Cap Core Fund  2,352,539 3,927 57,041 54,525,725 2,455,293
Equity Index 500 Fund  2,275,109 11,165 77,947 13,857,607 2,358,149
International Value Equity Fund  1,969,326 1,000 44,634 92,485,821 2,059,659
Overseas Stock Fund  1,823,859 101 43,317 122,315,794 1,878,771
Real Assets Fund  1,430,796 17,390 37,367 94,136,392 1,536,306
International Stock Fund  1,530,316 760 46,417 67,984,293 1,509,931
Mid-Cap Growth Fund  783,819 45 21,646 7,742,283 807,211
Mid-Cap Value Fund  734,814 41 22,451 23,115,556 769,979
Emerging Markets Discovery Stock
Fund  660,000 1,131 17,911 43,271,427 714,844
Emerging Markets Stock Fund  568,118 1,479 17,530 15,514,505 608,324
Small-Cap Value Fund  448,044 211 12,999 8,677,232 482,714
Small-Cap Stock Fund  395,782 21 9,933 7,027,418 420,450
New Horizons Fund (2) 306,320 546 11,291 5,659,848 323,347
Total Equity Funds (Cost $ 14,541,510 ) 22,946,144
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  3,284 78,000 78,542 28,039 2,720
Total Other Mutual Funds (Cost $ 2,708 ) 2,720
SHORT-TERM INVESTMENTS 0 .9%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 258,004 220,063 285,266 192,801,285 192,801

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
(continued)
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 50,000,000 49,917
Total Short-Term Investments (Cost $ 242,713 ) 242,718
Total Investments in Securities 100.0%
(Cost $17,721,277) $ 25,927,711
Other Assets Less Liabilities (0.0)% (9,586)
Net Assets 100.0% $ 25,918,125
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 607 MSCI EAFE Index contracts 9/25 (82,585) $ (2,586)
Short, 597 Russell 2000 E-Mini Index contracts 9/25 (70,739) (7,225)
Short, 863 S&P 500 E-Mini Index contracts 9/25 (279,299) (16,494)
Net payments (receipts) of variation margin to date 28,989
Variation margin receivable (payable) on open futures contracts $ 2,684

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 33 $ (630) $ 3,465
Emerging Markets Bond Fund  (187) 5,726 2,409
Emerging Markets Discovery Stock Fund  1,842 71,624 —
Emerging Markets Stock Fund  352 56,257 —
Equity Index 500 Fund  57,189 149,822 7,329
Floating Rate Fund  19 63 744
Growth Stock Fund  63,284 277,555 —
High Yield Fund  (62) 2,071 2,467
International Bond Fund (USD Hedged)  295 (295) 4,557
International Stock Fund  11,006 25,272 —
International Value Equity Fund  18,162 133,967 —
Limited Duration Inflation Focused Bond Fund  70 2,209 558
Mid-Cap Growth Fund  4,207 44,993 —
Mid-Cap Value Fund  1,743 57,575 —
New Horizons Fund  (932) 27,772 —
New Income Fund  277 12,747 13,362
Overseas Stock Fund  14,973 98,128 —
Real Assets Fund  6,671 125,487 —
Small-Cap Stock Fund  2,075 34,580 —
Small-Cap Value Fund  1,085 47,458 —
Transition Fund  (42) (22) —
U.S. Large-Cap Core Fund  13,142 155,868 —
U.S. Treasury Long-Term Index Fund  (2,356) 5,418 4,711
Value Fund  24,020 161,212 —
U.S. Treasury Money Fund, 4.35% — — 2,988
Totals $ 216,866 # $ 1,494,857 $ 42,590 +

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $42,590 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2040 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F143-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 2,736,129 $ — $ — $ 2,736,129
Equity Funds 22,946,144 — — 22,946,144
Other Mutual Funds 2,720 — — 2,720
Short-Term Investments 192,801 49,917 — 242,718
Total $ 25,877,794 $ 49,917 $ — $ 25,927,711
Liabilities
Futures Contracts* $ 26,305 $ — $ — $ 26,305
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.